Dechert LLP 1900 K Street N.W. Washington, D.C. 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JONATHAN BLAHA jonathan.blaha@dechert.com +1 202 261 3407 Direct +1 202 261 3333 Fax

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 706 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3407.

Sincerely,

/s/ Jonathan Blaha
Jonathan Blaha